Segment Reporting - Schedule of Reportable Segments (Details) - USD ($) $ in Thousands	3 Months Ended				5 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2025		Mar. 31, 2024		Dec. 31, 2024		Jul. 29, 2024	Dec. 31, 2023		Dec. 31, 2022
Successor [Member]
Segment Reporting Information [Line Items]
Service revenue	$ 234,215
Cost of revenue	190,546
Gross profit	43,669
Depreciation and amortization	28,599				$ 47,313
Total assets	2,180,280				2,207,739
Long-lived assets	183,473	[1]			189,233
Predecessor [Member]
Segment Reporting Information [Line Items]
Service revenue			$ 223,062
Cost of revenue			167,214				$ 521,484	$ 810,534		$ 725,375
Gross profit			55,848				112,382	239,523		202,951
Depreciation and amortization			19,093				45,777	94,818		86,436
Total assets			1,269,664					1,262,615
Long-lived assets			110,189	[1]				112,264
US Segment [Member] | Successor [Member]
Segment Reporting Information [Line Items]
Service revenue	147,690
Cost of revenue	119,596				208,574
Gross profit	28,094				58,562
Depreciation and amortization	17,877				28,979
Total assets	1,157,139				1,172,900
Long-lived assets	114,711	[1]			119,354	[2]
US Segment [Member] | Predecessor [Member]
Segment Reporting Information [Line Items]
Service revenue			143,304
Cost of revenue			106,308				255,335	498,964		403,463
Gross profit			36,996				108,139	144,883		112,592
Depreciation and amortization			11,941				28,402	60,997		53,236
Total assets			836,595					745,925		817,417
Long-lived assets			67,223	[1]				69,926	[2]	87,941	[2]
Canada Segment [Member] | Successor [Member]
Segment Reporting Information [Line Items]
Service revenue	86,972
Cost of revenue	71,397				152,424
Gross profit	15,575				45,117
Depreciation and amortization	10,722				18,334
Total assets	1,023,141				1,034,839
Long-lived assets	68,762	[1]			69,879	[2]
Canada Segment [Member] | Predecessor [Member]
Segment Reporting Information [Line Items]
Service revenue			80,155
Cost of revenue			61,303				218,013	314,510		325,683
Gross profit			18,852				53,846	94,640		90,359
Depreciation and amortization			7,152				17,375	33,821		33,201
Total assets			433,069					516,690		482,944
Long-lived assets			42,966	[1]				42,338	[2]	46,259	[2]
Corporate & Eliminations [Member] | Successor [Member]
Segment Reporting Information [Line Items]
Service revenue	(447)
Cost of revenue	(447)				(1,150)
Gross profit
Depreciation and amortization
Total assets
Long-lived assets		[1]				[2]
Corporate & Eliminations [Member] | Predecessor [Member]
Segment Reporting Information [Line Items]
Service revenue			(397)
Cost of revenue			(397)				(1,467)	(2,940)		(3,771)
Gross profit
Depreciation and amortization
Total assets
Long-lived assets				[1]					[2]		[2]

[1]	Long-lived assets consists of plant, property and equipment as identified in “Note 6. Plant, Property, and Equipment”
[2]	Long-lived assets consists of plant, property and equipment as identified in “Note 7. Plant, Property, and Equipment”